Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net revenues	$ 1,213,987		$ 1,060,054		$ 880,743
Cost of revenues	(527,402)	[1]	(459,389)	[1]	(394,302)	[1]
Gross profit	686,585		600,665		486,441
Operating expenses:
Selling expenses	(220,589)	[1]	(188,804)	[1]	(167,049)	[1]
General and administrative expenses	(128,308)	[1]	(116,228)	[1]	(70,330)	[1]
Research and development expenses	(127,464)	[1]	(104,302)	[1]	(82,024)	[1]
Income from operations	210,224		191,331		167,038
Other income, net	3,881		1,619		3,108
Interest income	37,047		30,794		20,816
Interest expense	(6,345)		(4,093)		(1,390)
Income before income taxes and non-controlling interests	244,807		219,651		189,572
Provision for income taxes	(14,260)		(37,369)		(22,647)
Net income	230,547		182,282		166,925
Less: Net income attributable to non-controlling interests	(5,793)		(2,073)		(296)
Net income attributable to Mindray shareholders	$ 224,754		$ 180,209		$ 166,629
Net income attributable to Mindray shareholders per share - basic	$ 1.91		$ 1.54		$ 1.45
Net income attributable to Mindray shareholders per share - diluted	$ 1.87		$ 1.50		$ 1.41
Shares used in per share calculation - basic	117,705,414		116,749,213		115,254,095
Shares used in per share calculation - diluted	120,051,635		119,815,004		118,449,851

[1]	Years Ended December 31, 2011 2012 2013 Share-based compensation charged during the years related to: Cost of revenues $ 762 $ 811 $ 752 Selling expenses 4,429 4,457 4,345 General and administrative expenses 3,118 4,409 4,819 Research and development expenses 4,059 4,307 4,767